Convertible Notes (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Convertible Notes
Schedule of notes outstanding prior to their conversion

The following notes were outstanding prior to their conversion on November 22, 2011:

Secured Convertible Notes
$2.0 million face value secured convertible note due January 24, 2012
$0.5 million face value secured convertible note due January 24, 2012
$2.5 million face value secured convertible note due April 24, 2012
$1.5 million face value secured convertible note due August 3, 2012
$1.5 million face value secured convertible note due September 18, 2012

Schedule of allocation of the proceeds from the convertible notes on the financing dates

As of September 30, 2013, we had the following warrants outstanding:

Outstanding Warrants	Exercise Price ($)	Expiration	Notes
600	3.15 –4.04	2018
1,787,171	4.05	2018	Contain full ratchet anti-dilution protection to $3.50 per share
307,424	6.00 – 17.00	2017, 2018
159,468	62.50 – 251.00	2014 - 2018
2,254,663

Secured Convertible Notes	Merkin Note $2.0 million Face Value	COR Note $0.5 million Face Value	Hexagon Note $2.5 million Face Value	Avalon Note $1.5 million Face Value	Second Hexagon Note $1.5 million Face Value
	(thousands)	(thousands)	(thousands)	(thousands)	(thousands)
Proceeds	$(2,000)	$(500)	$(2,500)	$(1,500)	$(1,500)
Compound embedded derivative	10,068	333	460	708	432
Warrant derivative liability	—	—	3,954	5,147	2,135
Day-one derivative loss	(8,068)	—	(1,914)	(4,355)	(1,067)
Carrying value	$—	$(167)	$—	$—	$—